CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Ordinary shares, issued	751,697,920	788,332,360	716,375,000
Ordinary shares, outstanding	751,697,920	788,332,360	716,375,000
Repurchased Shares to be cancelled, shares		13,860,000